FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 5) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	$ 1,134,372	$ 1,677,970
Total, net	188,519	365,520
Derivative financial liabilities	(945,853)	(1,312,450)
Forward contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	172,682	316,991
Total, net	25,236	(10,042)
Derivative financial liabilities	(147,446)	(327,033)
Forward contract [member] | Foreign exchange contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	172,310	313,566
Derivative financial liabilities	(142,976)	(323,923)
Forward contract [member] | Equity contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	372	3,425
Derivative financial liabilities	(4,470)	(3,110)
Swap contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	946,695	1,313,682
Total, net	165,231	372,256
Derivative financial liabilities	(781,464)	(941,426)
Swap contract [member] | Foreign exchange contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	672,558	1,127,474
Derivative financial liabilities	(505,823)	(749,082)
Swap contract [member] | Interest rate contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	274,137	186,208
Derivative financial liabilities	(275,641)	(192,344)
Option contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	14,995	47,297
Total, net	(1,948)	4,336
Derivative financial liabilities	(16,943)	(42,961)
Option contract [member] | Foreign exchange contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	14,995	47,297
Derivative financial liabilities	(16,943)	(42,961)
Futures contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	0	0
Total, net	0	(1,030)
Derivative financial liabilities	0	(1,030)
Futures contract [member] | Equity contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	$ 0	$ (1,030)